Note 15 - Commitments and Contingencies - 10Q (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Damages Sought, Value			$ 16,000,000	$ 16,800,000
Loss Contingency, Estimate of Possible Loss	267,000		267,000	338,000	310,000
Legal Fees	854,000	238,000		1,158,000	1,169,000
Deferred Rent Credit	102,000		102,000	241,000	268,000
Operating Leases, Rent Expense				2,510,000	3,104,000
Operating Leases, Income Statement, Sublease Revenue				95,000	207,000
Pending Litigation [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	600,000		600,000
Threatened Litigation [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	267,000		267,000	338,000
Current and Long-Term Portion [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Deferred Rent Credit				$ 241,000	$ 268,000